UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171
                                   ---------

Value Line U.S. Government Securities Fund, Inc.
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: August 31, 2005
                         ---------------

Date of reporting period: November 30, 2004
                          -----------------

Item 1: Schedule of Investments.

         A copy of the Quarterly Holdings Report for the period ended 11/30/2004 is included with the Form.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: January 28, 2005
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  January 28, 2005
       -------------------------------------------------------------------------


Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments
November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

     Principal                                                                             Maturity
      Amount                                                                      Rate       Date          Value
--------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (7.2%)

$     1,000,000    U.S. Treasury Notes                                            2.75%     6/30/06     $    998,086
      2,000,000    U.S. Treasury Notes                                            6.50     10/15/06        2,128,048
      1,000,000    U.S. Treasury Notes                                            2.88     11/30/06          997,579
      2,000,000    U.S. Treasury Notes                                            6.25      2/15/07        2,135,392
      1,000,000    U.S. Treasury Notes                                            4.38      5/15/07        1,029,297
      1,000,000    U.S. Treasury Notes                                            7.25      8/15/22        1,265,586
----------------                                                                                        ------------
      8,000,000    TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,568,413 )                                      8,553,988
----------------                                                                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (83.5%)

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION (48.6%)
      5,332,414    Federal National Mortgage Association Pool #313032             7.04      7/01/06        5,481,537
      4,000,000    Federal National Mortgage Association                          4.75      1/02/07        4,109,528
      9,600,546    Federal National Mortgage Association Pool #375667             6.02      2/01/08       10,095,456
     10,000,000    Federal National Mortgage Association Pool #380188             6.45      4/01/08       10,478,130
        107,718    Federal National Mortgage Association Pool #254243             6.00      2/01/09          110,145
        231,121    Federal National Mortgage Association Pool #254273             5.00      3/01/09          236,072
      1,000,000    Federal National Mortgage Association                          6.38      6/15/09        1,101,195
        855,651    Federal National Mortgage Association Pool #254956             4.00     11/01/10          854,177
      2,630,346    Federal National Mortgage Association Pool #255325             4.50      7/01/11        2,660,485
      1,000,000    Federal National Mortgage Association                          5.00      4/16/15          992,190
        251,230    Federal National Mortgage Association Pool #511823             5.50      5/01/16          259,683
        643,852    Federal National Mortgage Association Pool #622373             5.50     12/01/16          665,517
        242,027    Federal National Mortgage Association Pool #615289             5.50     12/01/16          250,170
        450,135    Federal National Mortgage Association Pool #623503             6.00      2/01/17          471,903
        252,267    Federal National Mortgage Association Pool #631328             5.50      2/01/17          260,647
         37,816    Federal National Mortgage Association Pool #643277             5.50      4/01/17           39,072
         36,586    Federal National Mortgage Association Pool #638247             5.50      5/01/17           37,801
        562,874    Federal National Mortgage Association Pool #669613             5.00     10/01/17          571,630
        714,111    Federal National Mortgage Association Pool #685183             5.00      3/01/18          724,862
        663,120    Federal National Mortgage Association Pool #254684             5.00      3/01/18          673,104
        803,949    Federal National Mortgage Association Pool #695828             5.00      4/01/18          816,053
        705,259    Federal National Mortgage Association Pool #703936             5.00      5/01/18          715,878
        777,334    Federal National Mortgage Association Pool #713379             5.00      7/01/18          789,038
        986,749    Federal National Mortgage Association Pool #790984             5.00      7/01/19        1,001,242
        969,312    Federal National Mortgage Association Pool #786915             5.00      8/01/19          983,246
        775,189    Federal National Mortgage Association
                     REMIC Trust Series 2003-28 Class KA                          4.25      3/25/22          758,829
        680,072    Federal National Mortgage Association
                     REMIC Trust Series 2003-38 Class TC                          5.00      3/25/23          685,678
        424,067    Federal National Mortgage Association Pool #412682             6.00      3/01/28          438,724
        231,286    Federal National Mortgage Association Pool #424691             6.50      4/01/28          243,358
        197,911    Federal National Mortgage Association Pool #425239             6.50      4/01/28          208,240
      1,000,000    Federal National Mortgage Association                          7.25      5/15/30        1,244,522
        157,765    Federal National Mortgage Association Pool #571090             7.50      1/01/31          169,162
          3,440    Federal National Mortgage Association Pool #568625             7.50      1/01/31            3,689
          6,294    Federal National Mortgage Association Pool #573935             7.50      3/01/31            6,748
      1,044,552    Federal National Mortgage Association Pool #626440             7.50      2/01/32        1,119,036
        133,345    Federal National Mortgage Association Pool #629297             6.50      2/01/32          140,060
        203,857    Federal National Mortgage Association Pool #254383             7.50      5/01/32          218,394
        111,447    Federal National Mortgage Association Pool #634996             6.50      5/01/32          117,057
      1,150,096    Federal National Mortgage Association Pool #254476             5.50      9/01/32        1,166,642
        827,442    Federal National Mortgage Association Pool #650386             5.00      7/01/33          818,748
        796,611    Federal National Mortgage Association Pool #726889             5.50      7/01/33          807,375
        499,416    Federal National Mortgage Association Pool #761913             5.50      2/01/34          505,843
        496,663    Federal National Mortgage Association Pool #357484             5.50      2/01/34          503,374
        455,103    Federal National Mortgage Association Pool #769862             5.50      2/01/34          460,959
        438,299    Federal National Mortgage Association Pool #763393             5.50      2/01/34          444,222
         41,413    Federal National Mortgage Association Pool #769682             5.00      3/01/34           40,911
         32,990    Federal National Mortgage Association Pool #778141             5.00      5/01/34           32,590
        942,506    Federal National Mortgage Association Pool #255311             6.00      7/01/34          973,779
      1,011,750    Federal National Mortgage Association Pool #789150             5.00     10/01/34          999,476
        921,307    Federal National Mortgage Association Pool #255496             5.00     10/01/34          910,130
----------------                                                                                        ------------
     55,437,238    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
----------------       (Cost $56,020,188)                                                                 57,396,307
                                                                                                        ------------

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

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments
November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

     Principal                                                                             Maturity
      Amount                                                                      Rate       Date          Value
--------------------------------------------------------------------------------------------------------------------

                   FEDERAL HOME LOAN MORTGAGE CORPORATION (12.9%)
$     1,000,000    Federal Home Loan Mortgage Corporation                         4.26%       7/19/07   $  1,018,388
      1,000,000    Federal Home Loan Mortgage Corporation                         3.25       11/02/07        994,991
      1,000,000    Federal Home Loan Mortgage Corporation                         2.75        3/15/08        976,513
      4,500,000    Federal Home Loan Mortgage Corporation                         5.50        9/15/11      4,807,291
      1,000,000    Federal Home Loan Mortgage Corporation                         4.50        5/14/12        986,614
      1,000,000    Federal Home Loan Mortgage Corporation                         4.75        5/06/13        978,365
        982,798    Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2849 Class VA                             5.00        8/15/15        997,499
         38,840    Federal Home Loan Mortgage Corporation Gold PC Pool #E92226    5.00       11/01/17         39,419
        622,516    Federal Home Loan Mortgage Corporation Gold PC Pool #E93499    5.00       12/01/17        631,786
         42,552    Federal Home Loan Mortgage Corporation Gold PC Pool #E92829    5.00       12/01/17         43,186
        876,596    Federal Home Loan Mortgage Corporation Gold PC Pool #C90684    4.50        5/01/23        858,249
      1,000,000    Federal Home Loan Mortgage Corporation                         6.75        3/15/31      1,181,179
        898,568    Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2645 Class NA                             3.50        9/15/31        876,971
        801,238    Federal Home Loan Mortgage Corporation
                     REMIC Trust Series 2594 Class OR                             4.25        6/15/32        790,476
----------------                                                                                        ------------

----------------
     14,763,108    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
----------------       (Cost $15,262,165)                                                                 15,180,927
                                                                                                        ------------

                   FEDERAL HOME LOAN BANK (9.3%)
      1,000,000    Federal Home Loan Bank                                         2.85        2/13/07        991,235
        500,000    Federal Home Loan Bank                                         4.88        5/15/07        517,801
        500,000    Federal Home Loan Bank                                         3.50       11/15/07        499,965
      1,000,000    Federal Home Loan Bank                                         6.01        4/22/08      1,075,838
      1,000,000    Federal Home Loan Bank                                         5.50        8/15/08      1,061,778
      1,000,000    Federal Home Loan Bank                                         5.25       11/14/08      1,054,101
      1,000,000    Federal Home Loan Bank                                         6.21        6/02/09      1,097,975
      1,000,000    Federal Home Loan Bank                                         3.75        8/18/09        995,289
      3,000,000    Federal Home Loan Bank                                         7.45        2/03/20      3,722,733
----------------                                                                                        ------------
     10,000,000    TOTAL FEDERAL HOME BANK
----------------       (Cost $10,741,379)                                                                 11,016,715
                                                                                                        ------------

                   FEDERAL FARM CREDIT BANK (6.3%)
      2,000,000    Federal Farm Credit Bank                                       6.03        5/07/08      2,153,332
      1,000,000    Federal Farm Credit Bank                                       6.82        3/16/09      1,116,309
      1,000,000    Federal Farm Credit Bank                                       4.85       10/25/12      1,021,399
      3,000,000    Federal Farm Credit Bank                                       5.70        7/03/17      3,125,622
----------------                                                                                        ------------
      7,000,000    TOTAL FEDERAL FARM CREDIT BANK
----------------       (Cost $7,389,753)                                                                   7,416,662
                                                                                                        ------------

                   PRIVATE EXPORT FUNDING CORPORATION (5.0%)
      5,000,000    Private Export Funding Corporation Series "J"                  7.65        5/15/06      5,325,850
        500,000    Private Export Funding Corporation Series "L"                  5.75        1/15/08        532,488
----------------                                                                                        ------------
      5,500,000    TOTAL PRIVATE EXPORT FUNDING CORPORATION
----------------       (Cost $5,500,000)                                                                   5,858,338
                                                                                                        ------------


Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments
November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

     Principal                                                                             Maturity
      Amount                                                                      Rate       Date          Value
--------------------------------------------------------------------------------------------------------------------
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.4%)
$        20,553    Government National Mortgage Association Pool #541349          6.00%       4/15/31   $     21,296
         39,967    Government National Mortgage Association Pool #557681          6.00        8/15/31         41,411
        344,590    Government National Mortgage Association Pool #548880          6.00       12/15/31        357,049
        265,779    Government National Mortgage Association Pool #551762          6.00        4/15/32        275,245
        243,613    Government National Mortgage Association Pool #610944          5.50        4/15/34        248,137
        481,622    Government National Mortgage Association Pool #583008          5.50        6/15/34        490,566
        249,979    Government National Mortgage Association Pool #605245          5.50        6/15/34        254,622
----------------                                                                                        ------------
      1,646,103    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
----------------       (Cost $1,635,432)                                                                   1,688,326
                                                                                                        ------------

     94,346,449    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
----------------       (Cost $96,548,917)                                                                 98,557,275
                                                                                                        ------------

    102,346,449    TOTAL INVESTMENT SECURITIES (90.7%) (Cost $105,117,330)                               107,111,263
----------------                                                                                        ------------

REPURCHASE AGREEMENTS (8.7%) (including accrued interest)

$     5,300,000    Collateralized by $4,626,000 U.S. Treasury Bonds 6.25%,
                     due 5/15/30, with a value of $5,392,597 (with UBS Warburg LLC,
                     1.91%, dated 11/30/04, due 12/01/04, delivery value
                     $5,300,281)                                                                        $  5,300,281
      5,000,000    Collateralized by $4,615,000 U.S. Treasury Bonds 9.375%,
                     due 2/15/06, with a value of $5,102,067 (with Morgan Stanley,
                     1.88%, dated 11/30/04, due 12/01/04, delivery value
                     $5,000,261)                                                                           5,000,261
                                                                                                        ------------
----------------
     10,300,000    TOTAL REPURCHASE AGREEMENTS (8.7%) (Cost $10,300,542)                                  10,300,542
----------------                                                                                        ------------

                   CASH AND OTHER ASSETS IN EXCESS OF LIABILITlES (0.6%)                                     652,119
                                                                                                        ------------

                   NET ASSETS (100.0%)                                                                  $118,063,924
                                                                                                        ============

                   NET ASSET VALUE, OFFERING AND REDEMPTION
                     PRICE PER OUTSTANDING SHARE ($118,063,924 DIVIDED BY 10,055,610 shares
                     of capital stock outstanding)                                                      $      11.74
                                                                                                        ============






See Notes to Financial Statements.